STATEMENT OF INVESTMENTS
BNY Mellon Equity Income Fund

February 28, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Banks - 9.1%
Associated Banc-Corp	116,500		2,347,475
Bank of America	257,150		8,925,676
Citizens Financial Group	62,600		2,719,344
Comerica	55,800		3,799,980
JPMorgan Chase & Co.	209,355		30,810,775
KeyCorp	318,400		6,412,576
New York Community Bancorp	191,100		2,333,331
Regions Financial	1,190,808		24,566,369
			81,915,526
Capital Goods - 3.3%
3M	60,350		10,564,871
Dover	5,600		690,256
Emerson Electric	65,550		5,630,745
Fastenal	38,800		1,799,156
Hubbell	5,750		1,020,683
Lockheed Martin	25,700		8,487,425
PACCAR	11,500		1,046,385
			29,239,521
Consumer Durables & Apparel - 2.0%
Hanesbrands	158,550	[a]	2,804,750
Leggett & Platt	111,800	[a]	4,837,586
Newell Brands	444,800		10,306,016
			17,948,352
Consumer Services - .4%
H&R Block	160,550		3,087,377
Diversified Financials - 4.0%
Ameriprise Financial	10,400		2,300,896
Apollo Global Management	22,850		1,130,161
BlackRock	6,150		4,271,175
Discover Financial Services	19,150		1,801,441
Invesco	256,300		5,746,246
Morgan Stanley	121,050		9,305,113
Synchrony Financial	173,000		6,691,640
T. Rowe Price Group	27,250		4,418,315
			35,664,987
Energy - 4.2%
Baker Hughes	290,900		7,121,232
ConocoPhillips	55,800		2,902,158
Devon Energy	214,150		4,612,791

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Energy - 4.2% (continued)
Exxon Mobil	156,510		8,509,449
Kinder Morgan	90,100		1,324,470
The Williams Companies	363,900		8,311,476
Valero Energy	60,700		4,672,686
			37,454,262
Food, Beverage & Tobacco - 7.7%
Altria Group	590,620		25,751,032
Conagra Brands	128,500		4,360,005
General Mills	215,250	[a]	11,840,902
Mondelez International, Cl. A	42,500		2,259,300
Philip Morris International	287,340		24,142,307
The Kraft Heinz Company	17,900		651,202
			69,004,748
Household & Personal Products - 1.7%
Colgate-Palmolive	53,250		4,004,400
Kimberly-Clark	6,450		827,729
The Clorox Company	22,000	[a]	3,983,100
The Procter & Gamble Company	54,150		6,689,149
			15,504,378
Insurance - 1.4%
MetLife	18,950		1,091,520
Principal Financial Group	160,850		9,100,893
Prudential Financial	23,005		1,994,994
Unum Group	19,000		503,120
			12,690,527
Materials - 2.0%
Dow	119,900		7,111,269
DuPont de Nemours	26,000		1,828,320
LyondellBasell Industries, Cl. A	91,150	[a]	9,396,653
			18,336,242
Media & Entertainment - 6.1%
Alphabet, Cl. A	8,850	[b]	17,893,903
Alphabet, Cl. C	8,800	[b]	17,924,368
Facebook, Cl. A	47,350	[b]	12,198,307
Netflix	12,950	[b]	6,978,107
			54,994,685
Pharmaceuticals Biotechnology & Life Sciences - 11.1%
AbbVie	251,230		27,067,520
Amgen	31,100		6,995,012
Bristol-Myers Squibb	433,000		26,555,890
Eli Lilly & Co.	21,650		4,435,868
Gilead Sciences	120,250		7,383,350
Johnson & Johnson	63,700		10,093,902
Merck & Co.	166,910		12,121,004

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 11.1% (continued)
Pfizer	162,407		5,439,010
			100,091,556
Real Estate - 2.1%
American Tower	4,650	[c]	1,005,005
Brandywine Realty Trust	36,950	[c]	451,899
Iron Mountain	113,250	[a,c]	3,939,968
Medical Properties Trust	236,450	[c]	5,104,955
Omega Healthcare Investors	93,800	[c]	3,483,732
Simon Property Group	25,950	[a,c]	2,930,274
Spirit Realty Capital	47,450	[a,c]	2,041,299
			18,957,132
Retailing - 5.7%
Amazon.com	12,100	[b]	37,424,453
Lowe's	46,150		7,372,462
Target	12,400		2,274,656
The Home Depot	13,650		3,526,341
Tractor Supply	4,200	[a]	667,632
			51,265,544
Semiconductors & Semiconductor Equipment - 8.0%
Broadcom	86,700		40,737,729
NVIDIA	26,300		14,427,654
Qualcomm	125,900		17,146,321
			72,311,704
Software & Services - 7.8%
International Business Machines	88,890		10,571,688
Microsoft	219,385		50,980,686
Paychex	5,850		532,760
The Western Union Company	353,350	[a]	8,204,787
			70,289,921
Technology Hardware & Equipment - 10.3%
Apple	458,980		55,655,915
Cisco Systems	104,750		4,700,132
Corning	241,400		9,231,136
Hewlett Packard Enterprise	295,050		4,295,928
NetApp	31,900		1,996,940
Seagate Technology	139,600	[a]	10,222,908
Xerox Holdings	264,650		6,743,282
			92,846,241
Telecommunication Services - 6.1%
AT&T	1,043,810		29,111,861
Lumen Technologies	201,550	[a]	2,477,050
Verizon Communications	423,770		23,434,481
			55,023,392

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.3% (continued)
Transportation - 3.0%
Ryder System		9,350		633,650
United Parcel Service, Cl. B		166,420		26,266,069
				26,899,719
Utilities - 3.3%
CMS Energy		28,400		1,536,724
DTE Energy		6,050		712,206
OGE Energy		142,817		4,180,254
Pinnacle West Capital		26,950		1,884,614
PPL		575,050		15,060,559
Public Service Enterprise Group		92,550		4,981,966
The AES		61,900		1,644,064
				30,000,387
Total Common Stocks (cost $672,317,705)				893,526,201
	1-Day Yield (%)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,737,055)	0.07	4,737,055	[d]	4,737,055
Total Investments (cost $677,054,760)		99.8%		898,263,256
Cash and Receivables (Net)		.2%		1,444,268
Net Assets		100.0%		899,707,524

a Security, or portion thereof, on loan. At February 28, 2021, the value of the fund’s securities on loan was $37,745,110 and the value of the collateral was $39,201,073, consisting of U.S. Government & Agency securities.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Equity Income Fund

February 28, 2021 (Unaudited)

The following is a summary of the inputs used as of February 28, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	893,526,201	-	-	893,526,201
Investment Companies	4,737,055	-	-	4,737,055

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 28, 2021, accumulated net unrealized appreciation on investments was $221,208,496, consisting of $242,127,878 gross unrealized appreciation and $20,919,382 gross unrealized depreciation.

At February 28, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.